Income Tax - Summary of Income Taxes Paid (Net of Refunds) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total income taxes paid	$ 45,457	$ 82,557
Germany
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 45,457	$ 82,557